Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of Other Income [Table Text Block]
The amounts included in Other income, net for the years ended December 31 were as follows (in millions):

	2017	2018	2019
Gains / (Losses) on derivatives	$11	$(165)	$(190)
Currency revaluation gains / (losses)	44	12	70
Interest and investment income (a)	112	198	318
Other	83	35	16
Total other income, net	$250	$80	$214
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(a)
Includes interest income primarily on notes receivable from affiliated companies of $9 million, $10 million, and $5 million for December 31, 2017, 2018, and 2019, respectively.